Equity Incentive Plans - Restricted stock unit activity (Details) - $ / shares	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted stock units
Number of Restricted Stock Units
Outstanding at beginning of the period	1,894,897		9,961,291	3,958,825	1,894,897
Granted			14,183,655	12,076,285	3,375,079
Vested			(3,973,763)	(2,947,832)	(1,018,828)
Forfeited			(2,432,598)	(3,125,987)	(292,323)
Outstanding at end of the period			17,738,585	9,961,291	3,958,825	1,894,897
Weighted Average Grant Date Fair Value
Outstanding at beginning of year	$ 9.40		$ 4.55	$ 13.73	$ 9.40
Granted				3.98	14.77
Vested				11.80	9.40
Forfeited				6.85	12.77
Outstanding at end of year				$ 4.55	$ 13.73	$ 9.40
Performance Based Restricted Stock Units | Board of Directors Chairman
Number of Restricted Stock Units
Granted						1,000,000.0
Performance Based Restricted Stock Units | Employees
Number of Restricted Stock Units
Granted	1,000,000.0	100,000		200,000		1,900,000